Income taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2021 - 26.5%). The differences are as follows:

	2022	2021
Expected income tax expense at Canadian statutory rate	$(97,962)	$37,691
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(55,315)	(47,600)
Adjustments from investments carried at fair value	51,314	2,709
Non-controlling interests share of income	30,025	25,135
Change in valuation allowance	41,702	(118)
Non-deductible acquisition costs	1,341	3,733
Acquisition related state deferred tax adjustments	5,998	—
Capital gain rate differential on disposal of renewable assets	(7,340)	—
Tax credits	(18,440)	(49,415)
Adjustment relating to prior periods	(1,390)	1,333
Deferred income taxes on regulated income recorded as regulatory assets	(2,155)	(3,807)
Amortization and settlement of excess deferred income tax	(14,855)	(16,778)
Other	5,564	3,692
Income tax recovery	$(61,513)	$(43,425)
18.Income taxes (continued)
For the years ended December 31, 2022 and 2021, earnings (loss) before income taxes consist of the following:

	2022	2021
Canada (1)	$(363,050)	$(60,848)
U.S.	(37,322)	153,719
Other regions	30,704	49,361
	$(369,668)	$142,232
(1) Inclusive of fair value gain (loss) on investments carried at fair value (note 8)

Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2022
Canada	$4,184	$(74,595)	$(70,411)
United States	1,579	6,183	7,762
Other regions	2,080	(944)	1,136
	$7,843	$(69,356)	$(61,513)
Year ended December 31, 2021
Canada	$4,560	$(33,993)	$(29,433)
United States	1,024	(19,772)	(18,748)
Other regions	1,653	3,103	4,756
	$7,237	$(50,662)	$(43,425)
18.Income taxes (continued)
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2022 and 2021 are presented below:

	2022	2021
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$878,000	$761,666
Pension and OPEB	16,845	46,580
Environmental obligation	12,118	15,271
Regulatory liabilities	156,285	166,939
Other	61,917	64,460
Total deferred income tax assets	$1,125,165	$1,054,916
Less: valuation allowance	(107,583)	(27,471)
Total deferred tax assets	$1,017,582	$1,027,445
Deferred tax liabilities:
Property, plant and equipment	$846,331	$782,829
Outside basis differentials	315,581	412,665
Regulatory accounts	303,059	300,072
Other	33,834	30,471
Total deferred tax liabilities	$1,498,805	$1,526,037
Net deferred tax liabilities	$(481,223)	$(498,592)
Consolidated balance sheets classification:
Deferred tax assets	$84,416	$31,595
Deferred tax liabilities	(565,639)	(530,187)
Net deferred tax liabilities	$(481,223)	$(498,592)
The valuation allowance for deferred tax assets as of December 31, 2022 was $107,583 (2021 - $27,471). The valuation allowance primarily relates to operating losses that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as Management projections for growth.

Primarily as a result of the impairment charges discussed in notes 5 and 8(c), the U.S. entities in the Renewable Energy Group, which have historically been in an overall deferred tax liability position, are in an overall deferred tax asset position as at December 31, 2022. In the course of assessing the U.S. deferred tax assets in the Renewable Energy Group, management concluded that, during the fourth quarter of 2022, it was no longer probable that the Renewable Energy Group would generate sufficient taxable income to realize the benefit of the deferred tax assets of such group. AQN’s conclusion is based on the balance of all available positive and negative evidence applicable to the Renewable Energy Group, including material impairment charges recorded on certain assets, insufficient taxable temporary differences to allow the full utilization of the deferred tax asset, insufficient forecasted taxable income and a historical 3 year cumulative loss position.
18.Income taxes (continued)
The following table illustrates the annual movement in the deferred tax valuation allowance:

	2022	2021
Beginning balance	$27,471	$29,824
Charged to income tax expense (recovery)	41,702	(118)
Charged (reduction) to OCI	40,613	(1,707)
Reductions to other accounts	(2,203)	(528)
Ending balance	$107,583	$27,471
As of December 31, 2022, the Company had non-capital losses carried forward and tax credits available to reduce future years' taxable income, which expire as follows:

Non-capital loss carryforward and credits	2023—2027	2028+	Total
Canada	$3,261	$728,529	$731,790
US	9,962	1,707,139	1,717,101
Total non-capital loss carryforward	$13,223	$2,435,668	$2,448,891
Tax credits	$4,428	$151,676	$156,104
The Company has provided for deferred income taxes for the estimated tax cost of distributed earnings of certain of its subsidiaries. Deferred income taxes have not been provided on approximately $824,052 of undistributed earnings of certain foreign subsidiaries, as the Company has concluded that such earnings are indefinitely reinvested and should not give rise to additional tax liabilities. A determination of the amount of the unrecognized tax liability relating to the remittance of such undistributed earnings is not practicable.